INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Taxable reversals of (tax deductible) write-downs on shares and receivables	$ 735	$ 630	$ (922)
Juros sobre o Capital Próprio	(323)	(37)	(32)
Other permanent items	88	121	(39)
Total permanent items	$ 500	$ 714	$ (993)